Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Subsequent Events

15. Subsequent Events

E-House Enterprise announced its proposed restructuring of certain notes previously issued by E-House Enterprise (the “Restructuring”) on April 3, 2023. As a result of a series of steps in connection with the proposed Restructuring, a special purpose vehicle established for the holders of certain notes of E-House Enterprise (the “Creditor SPV”), and Alibaba Investment limited and its affiliate will hold approximately 54.2% and 10.8% of the shares of TM Home, respectively, which will result in E-House Enterprise ceasing to be a controlling beneficial owner of Leju. The remaining 35% of the shares of TM Home will be held by E-House Enterprise and its affiliates, of which 15% will be transferred to a special purpose vehicle held by the members of senior management of TM Home appointed by E-House Enterprise. E-House Enterprise will further use reasonable endeavors to sell or procure the sale of the shares of TM Home held by the Creditor SPV and Alibaba Investment, which will cause further changes in the beneficial ownership of the Group. The potential change in the Group’s controlling shareholders is subject to the effectiveness of the proposed Restructuring, including the approval of the proposed Restructuring by E-House Enterprise’s noteholders.